Statement of Compliance (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Impact on Net of Tax on Transition to New Update on Retained Earnings and Non-controlling Interests

The following table summarizes the impact, net of tax, of transition to IFRS No. 15 on retained earnings and non-controlling interests as of January 1, 2018.

	Retained earnings		Non-controlling interests
	(in millions of Won)
Shipping services included in the sales contract	￦	(949)	(156)
Separate construction contract determined to be a single performance obligation		452	628
Variable consideration for sales discounts and price adjustments based on performance		(2,613)	172
Change in revenue recognition method for contracts without enforceable right to payment		(1,189)	(1,115)
Change in percentage of completion due to excessive use of materials		(2,855)	(1,512)
Recognize prepaid contract cost as an expense		(63,753)	(56,993)

	￦	(70,907)	(58,976)

Summary of Effects of Adoption of IFRS No. 15 to Company's Consolidated Statements of Financial Position and Consolidated Statements of Comprehensive Income

The effects of adoption of IFRS No. 15 to the Company’s consolidated statements of financial position and consolidated statements of comprehensive income as of and for the year ended December 31, 2018 are as follows. There is no material impact on the Company’s consolidated statement of cash flows for the year ended December 31, 2018.

	As reported		Adjustments of IFRS No. 15	Amounts without IFRS No. 15
	(in millions of Won)
Consolidated financial statements of financial position
Current assets	￦	34,151,972	193,400	34,345,372
Trade accounts and notes receivable		9,130,204	86,293	9,216,497
Inventories		12,153,303	6,584	12,159,887
Other current assets		684,464	100,523	784,987
Non-current assets		44,625,019	(41,589)	44,583,430
Deferred tax assets		1,408,787	(41,589)	1,367,198
Current liabilities		19,430,577	21,605	19,452,182
Others payables		1,720,097	17,809	1,737,906
Current income tax liabilities		948,166	(640)	947,526
Provisions		298,453	(28,748)	269,705
Other current liabilities		2,090,307	33,184	2,123,491
Retained earnings		44,160,659	68,182	44,228,841
Non-controlling interests		3,347,257	62,024	3,409,281
Consolidated statements of comprehensive income
Revenue	￦	65,154,636	135	65,154,771
Cost of sales		(57,129,060)	1,206,973	(55,922,087)
Selling and administrative expenses		(2,429,781)	(1,204,764)	(3,634,545)
Finance costs		(2,244,416)	178	(2,244,238)
Profit before income taxes		3,616,016	2,522	3,618,538
Income tax expense		(1,683,630)	(2,198)	(1,685,828)
Profit		1,932,386	324	1,932,710

Summary of Impact, Net of Tax, of Transition to IFRS No. 9 on Reserves, Retained Earnings and Non-Controlling Interests

The following table summarizes the impact, net of tax, of transition to IFRS No. 9 on reserves, retained earnings and non-controlling interests as of January 1, 2018.

	Reserves		Retained earnings	Non-controlling interests
	(in millions of Won)
Classification to fair value through profit or loss in securities and select to fair value through other comprehensive income in equity securities (*1)	￦	(498,517)	498,517	—
Recognition of expected credit losses		—	(51,450)	(34,754)

	￦	(498,517)	447,067	(34,754)

(*1)

Includes a decrease in reserve (capital adjustment arising from investments in equity-accounted investees) of ￦76,992 million and an increase in retained earnings of ￦76,992 million related to selection to fair value through other comprehensive income in equity securities of associates and joint ventures.

Summary of Initial Application, Measurement Categories and Carrying Amounts of Financial Assets in Accordance with IAS No. 39 and IFRS No. 9
Original classification under IAS No. 39	Original carrying amounts under IAS No. 39			New classification under IFRS No. 9	New carrying amounts under IFRS No. 9
	(in millions of Won)
Derivative assets	Financial assets at fair value through profit or loss	￦	65,051		Fair value through profit or loss	￦	65,051
	Hedging instrument		3,239		Hedging instrument		3,239
Cash and cash equivalents	Loans and receivables		2,612,530		Amortized cost		2,612,530
Trade accounts and notes receivable (*1)	Loans and receivables		8,901,867		Amortized cost		8,799,161
Other receivables (*1)	Loans and receivables		2,195,466		Fair value through profit or loss		1,898
					Amortized cost		2,188,820
Equity securities (*2)	Available-for-sale financial assets		1,421,295		Fair value through profit or loss		17,812
					Fair value through other comprehensive income		1,403,483
Debt securities (*2)	Available-for-sale financial assets		190,579		Fair value through profit or loss		188,276
	Held-to-maturity financial assets				Fair value through other comprehensive income		2,303
			5,211		Amortized cost		5,211
Other Securities (*2)	Available-for-sale financial assets		366,241		Fair value through profit or loss		366,241
Deposit instruments	Loans and receivables		1,358,311		Amortized cost		1,358,311
Short-term financial instruments	Financial assets at fair value through profit or loss		1,970		Fair value through profit or loss		5,547,637
	Loans and receivables		5,545,667

(*1)

As a result of the adoption of IFRS No. 9, as of January 1, 2018, the date of initial application, loss allowance was increased by ￦107,454 million, retained earnings and non-controlling interests were decreased by ￦51,450 million and ￦34,754 million, respectively.

(*2)

As a result of the adoption of IFRS No. 9, as of January 1, 2018, the date of initial application, with respect to securities classified as fair value through profit or loss and equity securities determined fair value through other comprehensive income, reserves were decreased by ￦421,525 million and retained earnings were increased by ￦421,525 million.